Stockholders' Equity Note: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	2013	2012	2011
Expected term (years)	5.0 - 10.0	5.0 - 10.0	5.0-10
Expected volatility	101.49-103.25%	94.45-116.86%	160%
Weighted-average volatility	101.49-103.25%	94.45-116.86%	160%
Risk-free interest rate	3.64-3.99%	0.23-1.53%	3.99%
Dividend yield	0%	0%	0%
Expected forfeiture rate	0%	0%	0%